REVENUE EARNING ROBOTS CONSISTED OF THE FOLLOWING (Details) - USD ($)	Feb. 29, 2024	Feb. 28, 2023
Revenue Earning Robots
Revenue earning devices	$ 3,432,846	$ 2,015,058
Less: Accumulated depreciation	(952,844)	(779,839)
Total	$ 2,480,002	$ 1,235,219